Document and Entity Information	Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36487
Entity Registrant Name	Atlantica Sustainable Infrastructure plc
Entity Central Index Key	0001601072
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Great West House, GW1, 17th floor
Entity Address, Address Line Two	Great West Road
Entity Address, City or Town	Brentford
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW8 9DF
Title of 12(b) Security	Ordinary Shares, nominal value $0.10 per share
Trading Symbol	AY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	112,402,973
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	ERNST & YOUNG, S.L.
Auditor Location	Madrid, Spain
Auditor Firm ID	1461
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Santiago Seage
Entity Address, Address Line One	Great West House, GW1, 17TH Floor
Entity Address, Address Line Two	Great West Road
Entity Address, City or Town	Brentford
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW8 9DF
Country Region	44
City Area Code	203
Local Phone Number	499 0465